Supplemental Information - Employee Compensation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 46,646	$ 47,103
Operating
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	12,918	12,140
General and administrative
Disclosure Of Employee Compensation [Line Items]
Employee compensation costs	$ 33,728	$ 34,963